Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
12.	Commitments and Contingencies

Charter Hire Receivable

The Company has entered into time charters for its vessels. The charter hire is fixed for the duration of the charter. The maximum contracted annual future charter hire receivable (not allowing for any offhire and assuming expiry at the mid-point between the earliest and latest possible end dates) for the 18 vessels subject to charters as at December 31, 2014 is as follows:

Year ending December 31,	Fleet as at December 31, 2014
2015	145,811
2016	144,317
2017	142,189
2018	104,372
2019	103,285
Thereafter	231,665

$871,639